Unaudited Interim Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 142,095	$ 20,942	¥ 208,502
Cost of revenues	(114,263)	(16,840)	(177,529)
Gross profit	27,832	4,102	30,973
Sales and marketing expenses	(11,738)	(1,730)	(8,805)
General and administrative expenses	(19,449)	(2,866)	(20,715)
Research and development expenses	(11,146)	(1,643)	(25,359)
Total operating expenses	(42,333)	(6,239)	(54,879)
Operating loss	(14,501)	(2,137)	(23,906)
Other income	34	5	4
Other expenses	250	37
Interest income	12	2	136
Interest expenses	(238)	(34)	0
Gain from equity method investments	1,213	179	2,571
Investment income	504	74	404
Exchange (loss) gain	2,169	320	(1,558)
Government subsidy	93	14	1,273
Loss before income taxes	(10,464)	(1,540)	(21,076)
Income tax expense	(52)	(8)
Net loss	(10,516)	(1,548)	(21,076)
Less: net income (loss) attributable to non-controlling interests	786	116	(218)
Net loss attributable to the Company’s ordinary shareholders	(9,730)	(1,432)	(21,294)
Comprehensive loss
Net loss	(10,516)	(1,548)	(21,076)
Other comprehensive income
Foreign currency translation adjustment	(2,888)	(426)	1,085
Total comprehensive loss	(13,404)	(1,974)	(19,991)
Less: comprehensive income (loss) attributable to non-controlling interests	786	116	(218)
Comprehensive loss attributable to the Company’s ordinary shareholders	¥ (12,618)	$ (1,858)	¥ (20,209)
Earnings (loss) per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.1)	$ (0.03)	¥ (0.2)
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.1)	$ (0.03)	¥ (0.2)
Weighted average shares outstanding used in calculating basic and diluted earnings (loss) per share:
Ordinary shares – basic (in Shares)	1,403,888,115	1,403,888,115	1,165,980,212
Ordinary shares – diluted (in Shares)	1,403,888,115	1,403,888,115	1,202,529,588